Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R, and Y shares of the Fund listed below:
Invesco Core Bond Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco Income Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 2001.

•	Darren Hughes, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 1992.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Short Term Bond Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Bond Fund	Invesco Limited Maturity Treasury Fund
Invesco Dynamics Fund	Invesco Money Market Fund
Invesco Global Real Estate Fund	Invesco Real Estate Fund
Invesco High Yield Fund	Invesco Short Term Bond Fund
Invesco Income Fund	Invesco U.S. Government Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Core Bond” in the prospectus:
•	“Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Income” in the prospectus:
•	“Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 2001.

•	Darren Hughes, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 1992.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Short Term Bond” in the prospectus:
•	“Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco High Yield Securities Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Peter Ehret	Senior Portfolio Manager (lead)	2010
Darren Hughes	Senior Portfolio Manager	2010
Scott Roberts	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Peter Ehret, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

•	Darren Hughes, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, Y and Institutional Class shares of the Fund listed below:
Invesco Van Kampen High Yield Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Peter Ehret	Senior Portfolio Manager (lead)	2010
Darren Hughes	Senior Portfolio Manager	2010
Scott Roberts	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Peter Ehret, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

•	Darren Hughes, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Institutional and/or its affiliates since 2000.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”